Income Taxes (Schedule of Deferred Tax Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Other current assets	¥ 28,884	¥ 29,938
Other assets	5,814	4,199
Other current liabilities	(1)	(4)
Other long-term liabilities	(2,648)	(3,119)
Net deferred tax assets	¥ 32,049	¥ 31,014